Commitments (Details 1) - Sugarcane agricultural partnership agreement (IV) [Member] R$ in Thousands	12 Months Ended
	Jun. 30, 2020 BRL (R$) N	Jun. 30, 2019 BRL (R$) N	Jun. 30, 2018 BRL (R$) N
Statement Line Items [Line Items]
Quqntity of sugarcane (Tons) | N	1,221,728	1,019,232	838,501
Gross sugarcane sales Partnership IV | R$	R$ 110,179	R$ 86,996	R$ 56,848